Quarterly Information (Unaudited) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended											12 Months Ended
	Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2011
Quarterly Financial Information [Line Items]
Revenue	$ 19,896		$ 20,489		$ 21,456	$ 16,008	$ 18,059		$ 17,407	$ 20,885	$ 17,372	$ 77,849		$ 73,723		$ 69,943
Gross margin	14,294		15,702		15,764	11,840	13,896		13,455	15,247	13,595	57,600		56,193		54,366
Net income	$ 4,965	[1]	$ 6,055	[2]	$ 6,377	$ 4,466	$ (492)	[3]	$ 5,108	$ 6,624	$ 5,738	$ 21,863	[4]	$ 16,978	[3]	$ 23,150
Basic earnings (loss) per share	$ 0.59		$ 0.72		$ 0.76	$ 0.53	$ (0.06)		$ 0.61	$ 0.79	$ 0.68	$ 2.61		$ 2.02		$ 2.73
Diluted earnings (loss) per share	$ 0.59	[1]	$ 0.72	[2]	$ 0.76	$ 0.53	$ (0.06)	[3]	$ 0.60	$ 0.78	$ 0.68	$ 2.58	[4]	$ 2.00	[3]	$ 2.69

[1]	Includes a charge for Surface RT inventory adjustments recorded in the fourth quarter of fiscal year 2013, which decreased net income by $596 million and diluted earnings per share by $0.07.
[2]	Includes a charge related to a fine imposed by the European Commission in March 2013 which decreased net income by $733 million (€561 million) and diluted earnings per share by $0.09.
[3]	Includes a goodwill impairment charge related to our previous OSD business segment (related to Devices and Consumer Other under our current segment structure) which decreased net income by $6.2 billion and diluted earnings per share by $0.73.
[4]	Includes a charge related to a fine imposed by the European Commission in March 2013 which decreased net income by $733 million (€561 million) and diluted earnings per share by $0.09. Also includes a charge for Surface RT inventory adjustments recorded in the fourth quarter of fiscal year 2013, which decreased net income by $596 million and diluted earnings per share by $0.07.